SHIPS, PROPERTY, PLANT AND EQUIPMENT (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019
Statement1 [Line Items]
Beginning balance		$ 305,197
Ending balance		475,303	$ 305,197
Gross carrying amount [member]
Statement1 [Line Items]
Beginning balance		519,839	457,790
Additions		9,090	106,201
Disposals		(4,482)	(3,216)
Acquisition of subsidiary (Note 41.1 and Note 41.2)	[1]	243,883
Reclassification to inventories (Note 13)		(109,501)	(40,871)
Reclassified to disposal group held for sale (Note 40)	[2]	(659)	(144)
Reclassification from construction in progress			0
Effect of foreign currency exchange differences		52	79
Ending balance		658,222	519,839
Accumulated depreciation and amortisation [member]
Statement1 [Line Items]
Beginning balance		(127,539)	(124,281)
Depreciation		23,971	17,684
Disposals		(2,455)	(2,696)
Reclassification		0
Reclassification to inventories (Note 13)		(45,026)	(11,659)
Reclassified to disposal group held for sale (Note 40)		(451)	(142)
Effect of foreign currency exchange differences		79	71
Ending balance		(103,657)	(127,539)
Accumulated impairment [member]
Statement1 [Line Items]
Beginning balance		(87,103)	(83,907)
Disposals		(2,001)	(519)
Impairment loss recognised on financial assets		16,420	16,995
Reclassification to inventories (Note 13)		(22,122)	(13,280)
Reclassified to disposal group held for sale (Note 40)	[2]	(138)
Ending balance		(79,262)	(87,103)
Office equipment, furniture and fittings and motor vehicles [member]
Statement1 [Line Items]
Beginning balance		387
Ending balance		102	387
Office equipment, furniture and fittings and motor vehicles [member] | Gross carrying amount [member]
Statement1 [Line Items]
Beginning balance		4,994	5,020
Additions		67	70
Disposals		(118)	(26)
Acquisition of subsidiary (Note 41.1 and Note 41.2)	[1]	0
Reclassification to inventories (Note 13)		0	0
Reclassified to disposal group held for sale (Note 40)	[2]	(659)	(144)
Reclassification from construction in progress			0
Effect of foreign currency exchange differences		55	74
Ending balance		4,339	4,994
Office equipment, furniture and fittings and motor vehicles [member] | Accumulated depreciation and amortisation [member]
Statement1 [Line Items]
Beginning balance		(4,607)	(4,548)
Depreciation		122	155
Disposals		(117)	(25)
Reclassification
Reclassification to inventories (Note 13)		0	0
Reclassified to disposal group held for sale (Note 40)		(451)	(142)
Effect of foreign currency exchange differences		76	71
Ending balance		(4,237)	(4,607)
Office equipment, furniture and fittings and motor vehicles [member] | Accumulated impairment [member]
Statement1 [Line Items]
Beginning balance		0	0
Disposals		0	0
Impairment loss recognised on financial assets		138	0
Reclassification to inventories (Note 13)		0	0
Reclassified to disposal group held for sale (Note 40)	[2]	(138)
Ending balance		0	0
Plant and equipment [Member]
Statement1 [Line Items]
Beginning balance		495
Ending balance		407	495
Plant and equipment [Member] | Gross carrying amount [member]
Statement1 [Line Items]
Beginning balance		4,802	5,371
Additions		0	24
Disposals		(738)	(593)
Acquisition of subsidiary (Note 41.1 and Note 41.2)	[1]	287
Reclassification to inventories (Note 13)		0	0
Reclassified to disposal group held for sale (Note 40)	[2]	0	0
Reclassification from construction in progress			0
Effect of foreign currency exchange differences		6	0
Ending balance		4,357	4,802
Plant and equipment [Member] | Accumulated depreciation and amortisation [member]
Statement1 [Line Items]
Beginning balance		(4,307)	(4,102)
Depreciation		378	798
Disposals		(738)	(593)
Reclassification
Reclassification to inventories (Note 13)		0	0
Reclassified to disposal group held for sale (Note 40)		0	0
Effect of foreign currency exchange differences		3	0
Ending balance		(3,950)	(4,307)
Plant and equipment [Member] | Accumulated impairment [member]
Statement1 [Line Items]
Beginning balance		0	0
Disposals		0	0
Impairment loss recognised on financial assets		0	0
Reclassification to inventories (Note 13)		0	0
Reclassified to disposal group held for sale (Note 40)	[2]	0
Ending balance		0	0
Ships [member]
Statement1 [Line Items]
Beginning balance		300,072
Ending balance		465,926	300,072
Ships [member] | Gross carrying amount [member]
Statement1 [Line Items]
Beginning balance		497,569	427,838
Additions		1,716	54,000
Disposals		(24)	(70)
Acquisition of subsidiary (Note 41.1 and Note 41.2)	[1]	239,773
Reclassification to inventories (Note 13)		(105,966)	(38,847)
Reclassified to disposal group held for sale (Note 40)	[2]	0	0
Reclassification from construction in progress			54,648
Effect of foreign currency exchange differences		0	0
Ending balance		633,068	497,569
Ships [member] | Accumulated depreciation and amortisation [member]
Statement1 [Line Items]
Beginning balance		(114,018)	(111,311)
Depreciation		18,263	13,562
Disposals		0	(70)
Reclassification		1,013
Reclassification to inventories (Note 13)		(43,921)	(10,785)
Reclassified to disposal group held for sale (Note 40)		0	0
Effect of foreign currency exchange differences		0	0
Ending balance		(89,373)	(114,018)
Ships [member] | Accumulated impairment [member]
Statement1 [Line Items]
Beginning balance		(83,479)	(80,732)
Disposals		(1,109)	0
Impairment loss recognised on financial assets		15,099	14,877
Reclassification to inventories (Note 13)		(19,700)	(12,130)
Reclassified to disposal group held for sale (Note 40)	[2]	0
Ending balance		(77,769)	(83,479)
Drydocking [Member]
Statement1 [Line Items]
Beginning balance		3,511
Ending balance		8,145	3,511
Drydocking [Member] | Gross carrying amount [member]
Statement1 [Line Items]
Beginning balance		11,432	12,914
Additions		7,307	2,517
Disposals		(3,602)	(2,527)
Acquisition of subsidiary (Note 41.1 and Note 41.2)	[1]	3,823
Reclassification to inventories (Note 13)		(3,535)	(2,024)
Reclassified to disposal group held for sale (Note 40)	[2]	0	0
Reclassification from construction in progress			552
Effect of foreign currency exchange differences		0	0
Ending balance		15,425	11,432
Drydocking [Member] | Accumulated depreciation and amortisation [member]
Statement1 [Line Items]
Beginning balance		(4,607)	(4,320)
Depreciation		5,208	3,169
Disposals		(1,600)	(2,008)
Reclassification		(1,013)
Reclassification to inventories (Note 13)		(1,105)	(874)
Reclassified to disposal group held for sale (Note 40)		0	0
Effect of foreign currency exchange differences		0	0
Ending balance		(6,097)	(4,607)
Drydocking [Member] | Accumulated impairment [member]
Statement1 [Line Items]
Beginning balance		(3,314)	(2,865)
Disposals		(892)	(519)
Impairment loss recognised on financial assets		1,183	2,118
Reclassification to inventories (Note 13)		(2,422)	(1,150)
Reclassified to disposal group held for sale (Note 40)	[2]	0
Ending balance		(1,183)	(3,314)
Construction in progress [member]
Statement1 [Line Items]
Beginning balance		464
Ending balance		464	464
Construction in progress [member] | Gross carrying amount [member]
Statement1 [Line Items]
Beginning balance		774	6,384
Additions		0	49,590
Disposals		0	0
Acquisition of subsidiary (Note 41.1 and Note 41.2)	[1]	0
Reclassification to inventories (Note 13)		0	0
Reclassified to disposal group held for sale (Note 40)	[2]	0	0
Reclassification from construction in progress			(55,200)
Effect of foreign currency exchange differences		0	0
Ending balance		774	774
Construction in progress [member] | Accumulated depreciation and amortisation [member]
Statement1 [Line Items]
Beginning balance		0	0
Depreciation		0	0
Disposals		0	0
Reclassification
Reclassification to inventories (Note 13)		0	0
Reclassified to disposal group held for sale (Note 40)		0	0
Effect of foreign currency exchange differences		0	0
Ending balance		0	0
Construction in progress [member] | Accumulated impairment [member]
Statement1 [Line Items]
Beginning balance		(310)	(310)
Disposals		0	0
Impairment loss recognised on financial assets		0	0
Reclassification to inventories (Note 13)		0	0
Reclassified to disposal group held for sale (Note 40)	[2]	0
Ending balance		(310)	(310)
Free hold land and buildings [Member]
Statement1 [Line Items]
Beginning balance		268
Ending balance		259	268
Free hold land and buildings [Member] | Gross carrying amount [member]
Statement1 [Line Items]
Beginning balance		268	263
Additions		0	0
Disposals		0	0
Acquisition of subsidiary (Note 41.1 and Note 41.2)	[1]	0
Reclassification to inventories (Note 13)		0	0
Reclassified to disposal group held for sale (Note 40)	[2]	0	0
Reclassification from construction in progress			0
Effect of foreign currency exchange differences		(9)	5
Ending balance		259	268
Free hold land and buildings [Member] | Accumulated depreciation and amortisation [member]
Statement1 [Line Items]
Beginning balance		0	0
Depreciation		0	0
Disposals		0	0
Reclassification
Reclassification to inventories (Note 13)		0	0
Reclassified to disposal group held for sale (Note 40)		0	0
Effect of foreign currency exchange differences		0	0
Ending balance		0	0
Free hold land and buildings [Member] | Accumulated impairment [member]
Statement1 [Line Items]
Beginning balance		0	0
Disposals		0	0
Impairment loss recognised on financial assets		0	0
Reclassification to inventories (Note 13)		0	0
Reclassified to disposal group held for sale (Note 40)	[2]	0
Ending balance		$ 0	$ 0

[1]	Ships of $239,773,000 and drydocking of $3,823,000 were assets acquired as part of the IVS Bulk transaction (Note 41.1) and plant and equipment of $287,000 was acquired as part of the IBC transaction (Note 41.2).
[2]	For 2020, the amount represents only the assets relating to Training school that has been classified as held for sale in 2020. Amounts relating to Unicorn Tankers division disclosed as asset held for sale in 2019 and 2020 are included in Note 40.